ACCRUED LIABILITIES AND OTHERS	9 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHERS

NOTE 9 – ACCRUED LIABILITIES AND OTHERS

	As of December 31, 2023 ($)	As of March 31, 2023 ($)
Compensation and other contributions	18,170	15,193
Other current liability	26,679	37,485
Advance from customers	2,740	2,893
Total - Current	47,589	55,571
Other current liability – Non-Current	300,000	-

Compensation and other contribution related liabilities consist of accrued salaries to employees. Other current liability also includes $ 25 thousand of dealer deposits received from various dealers as of December 31, 2023 (March 31, 2023: $ 28 thousand).